Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Restricted And Performance Stock And Unit Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Nonvested on January 1, 2012, Shares/Units	4,806,192
Nonvested on January 1, 2012, Weighted average grant date fair value	$ 10.96
Shares/units granted, Shares/Units	1,715,782
Shares/units granted, Weighted average grant date fair value	$ 9.25	$ 10.75	$ 12.04
Shares/units vested, Shares/Units	(1,208,000)
Shares/units vested, Weighted average grant date fair value	$ (10.04)
Shares/units cancelled, Shares/Units	(641,159)
Shares/units cancelled, Weighted average grant date fair value	$ (13.59)
Nonvested on December 31, 2012, Shares/Units	4,672,815	4,806,192
Nonvested on December 31, 2012, Weighted average grant date fair value	$ 10.21	$ 10.96